Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Summary of Stock Options Activity

The following table summarizes stock options activity for the years ended December 31:

		2015			2014			2013

	Shares		Weighted Average Exercise Price	Shares		Weighted Average Exercise Price	Shares		Weighted Average Exercise Price

Outstanding at beginning of year	11,904		$ 18.00	30,760		$ 17.90	31,760		$ 17.85

Granted	–		–	–		–	–		–

Exercised	(5,952)		(18.00)	(18,856)		(17.84)	(1,000)		(16.10)

Forfeited	–			–			–		–

Outstanding at end of year	5,952		18.00	11,904		18.00	30,760		17.90

Options exercisable at year-end	5,952		$ 18.00	11,904		$ 18.00	30,760		$ 17.90

Weighted-average fair value of options granted during year			N/A			N/A			N/A

Summary of Options Outstanding

Options outstanding at December 31, 2015 were as follows:

	Outstanding

Exercise Price	Number	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price

$ 18.00	5,952	0.23	5,952	$ 18.00